Stockholders' equity and dividend payment	9 Months Ended
Sep. 30, 2022
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 7 – Stockholders’ equity and dividend payment
	Common stock	Preferred stock
Issued at September 30, 2022	162,653,339	-
Numbers of shares authorized for issue at September 30, 2022	250,000,000	1,000,000
Par value	$0.01	$0.01

Common stock
Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Stock repurchases
In the third quarter of 2022, the Company purchased 1,499,608 of its own shares in the open market for an aggregate consideration of $8.8 million, at an average price of $5.87 per share. In the second quarter of 2022, the Company purchased 2,826,771 of its own shares in the open market for an aggregate consideration of $15.9 million, at an average price of $5.63 per share. All shares were retired upon receipt.

In the third quarter of 2021, the Company purchased 1,230,302 of its own shares in the open market for an aggregate consideration of $6.7 million, at an average price of $5.47 per share. In the second quarter of 2021, the Company purchased 3,721,841 of its own shares in the open market for an aggregate consideration of $22.5 million, at an average price of $6.02 per share. All shares were retired upon receipt.
Dividend payment
Dividend payments as of September 30, 2022:
Payment date	Total Payment	Per common share
August 30, 2022	$6.5 million	$0.04
May 26, 2022	$3.3 million	$0.02
February 24, 2022	$3.3 million	$0.02
Total payment as of September 30, 2022	$13.2 million	$0.08

Dividend payments as of December 31, 2021:
Payment date	Total Payment	Per common share
November 23, 2021	$3.3 million	$0.02
August 26, 2021	$3.3 million	$0.02
May 26, 2021	$6.8 million	$0.04
February 25, 2021	$8.6 million	$0.05
Total payment as of December 31, 2021	$22.1 million	$0.13